Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Table for 2024
Fiscal Year	Summary Comp. Table Total for Charles Sulerzyski (1)	Summary Comp. Table Total for Tyler Wilcox (1)	Comp. Actually Paid to Charles Sulerzyski (2)	Comp. Actually Paid to Tyler Wilcox (2)	Average Summary Comp. Table Total for Other NEOs (3)	Average Comp. Actually Paid to Other NEOs (4)	Value of Initial Fixed $100 Investment Based On		Net Income (7) in thousands	Pre-Tax Pre-Provision Diluted Earnings per Share (8)
							Total Shareholder Return (5)	Peer Group Total Shareholder Return (6)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)
2024	$1,739,268	$1,194,056	$1,788,531	$1,243,137	$694,222	$706,236	$99.02	$116.93	$117,205	$3.31
2023	$2,062,774	—	$2,321,704	—	$891,093	$1,001,112	$126.29	$96.15	$113,393	$5.06
2022	$1,877,419	—	$1,815,682	—	$551,003	$529,297	$94.87	$110.57	$101,292	$4.48
2021	$1,461,456	—	$1,623,660	—	$452,307	$510,614	$101.62	$114.42	$47,555	$2.63
2020	$1,227,156	—	$1,057,809	—	$474,069	$472,925	$82.73	$84.43	$34,767	$3.49

Company Selected Measure Name	Pre-Tax/Pre-Provision Diluted Earnings Per Common Share (“PTPP EPS”)
Named Executive Officers, Footnote	The dollar amounts reported in columns (b) and (c) are the Summary Compensation Table Totals for Mr. Sulerzyski and Mr. Wilcox for the years in which they served as CEO. For the years reported in the table, Mr. Sulerzyski was our CEO from January 1, 2020, to March 31, 2024, and Mr. Wilcox was our CEO from April 1, 2024, to December 31, 2024.
Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each measurement period for which a return is indicated.The peer group used for 2020 is the list of companies identified in the section “EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS” of Peoples’ Proxy Statement for the Annual Meeting of Shareholders held on April 22, 2021. The peer group used for 2021 is the list of companies identified in the section “EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS” of Peoples’ Proxy Statement for the Annual Meeting of Shareholders held on April 28, 2022. The peer group used for 2022 is the list of companies identified in the section “EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS” of Peoples’ Proxy Statement for the Annual Meeting of Shareholders held on April 27, 2023. The peer group used for 2023 is the list of companies identified in the section “EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS” of Peoples’ Proxy Statement for the Annual Meeting of Shareholders held on April 25, 2024. The peer group used for 2024 is the Peer Group as defined in the section “EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS” beginning on page 42 of this Proxy Statement.
Adjustment To PEO Compensation, Footnote	The dollar amounts reported in column (d) and (e) represent the amount of “compensation actually paid," as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to CEO total compensation for each year to determine the compensation actually paid:

Year	Reported Summary Comp. Table Total for Charles Sulerzyski	Reported Summary Comp. Table Total for Tyler Wilcox	Reported Value of Equity Awards (a)	Equity Award Adjustments (b)	Reported Change in the Actuarial Present Value of Pension Benefits (c)	Pension Benefit Adjustments	Comp. Actually Paid to Charles Sulerzyski	Comp. Actually Paid to Tyler Wilcox
2024	$1,739,268	$1,194,056	$(740,969)	$839,313	—	—	$1,788,531	$1,243,137
2023	$2,062,774	—	$(573,973)	$832,903	—	—	$2,321,704	—
2022	$1,877,419	—	$(469,493)	$407,756	—	—	$1,815,682	—
2021	$1,461,456	—	$(226,971)	$389,175	—	—	$1,623,660	—
2020	$1,227,156	—	$(238,795)	$69,448	—	—	$1,057,809	—
(a)The grant date fair value of equity awards represents the total of the amounts reported in the “Stock Awards” column in the Summary Compensation Table of the Proxy Statement for each respective year. The amount shown in this column for 2024 consists of $580,987 for Mr. Sulerzyski and $159,982 for Mr. Wilcox. The amounts shown for 2020 through 2023 are solely for Mr. Sulerzyski.
(b)The equity award adjustments for each applicable year include the addition (or subtraction, as applicable) of the following: (i) the year-end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the applicable year; (ii) the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior fiscal years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the fair value as of the vesting date; (iv) for awards granted in prior fiscal years that vest in the applicable year, the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior fiscal years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on stock awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The amount shown in this column for 2024 consists of
$630,250 for Mr. Sulerzyski and $209,063 for Mr. Wilcox. The amounts shown for 2020 through 2023 are solely for Mr. Sulerzyski.
	(c)The amounts included in this column are the amounts, if any, reported in the “Change in Pension and Nonqualified Deferred Compensation” column in the Summary Compensation Table of the Proxy Statement for each respective year. Mr. Sulerzyski never participated in the Retirement Plan.
Non-PEO NEO Average Total Compensation Amount	$ 694,222	$ 891,093	$ 551,003	$ 452,307	$ 474,069
Non-PEO NEO Average Compensation Actually Paid Amount	$ 706,236	1,001,112	529,297	510,614	472,925
Adjustment to Non-PEO NEO Compensation Footnote	The dollar amounts reported in column (f) represent the average Summary Compensation Table Total amounts for Peoples’ NEOs as a group (excluding our CEO) for the respective years. The names of each of the NEOs included for purposes of calculating the average amounts in all years presented are as follows:
•For 2024: Kathryn M. Bailey, Hugh J. Donlon, M. Ryan Kirkham, and Douglas V. Wyatt
•For 2023: Kathryn M. Bailey, Hugh Donlon, Tyler J. Wilcox, and Douglas V. Wyatt
•For 2022 and 2021: Kathryn M. Bailey, Jason M. Eakle, Tyler J. Wilcox, and Douglas V. Wyatt
•For 2020: Kathryn M. Bailey, Jason M. Eakle, John C. Rogers, Tyler J. Wilcox, and Douglas V. Wyatt
(4)The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding our CEO), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding our CEO) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding our CEO) for each year to determine the compensation actually paid, using the same methodology described above in Note (2):

Year	Average Reported Summary Compensation Table Total for Other NEOs	Average Reported Value of Equity Awards	Average Equity Award Adjustments	Average Reported Change in the Actuarial Present Value of Pension Benefits	Average Pension Benefit Adjustments	Average Compensation Actually Paid to Other NEOs
2024	$694,222	$(92,241)	$104,254	—	—	$706,236
2023	$891,093	$(321,233)	$431,252	—	—	$1,001,112
2022	$551,003	$(92,104)	$70,408	$(10)	—	$529,297
2021	$452,307	$(37,477)	$95,792	$(8)	—	$510,614
2020	$474,069	$(120,988)	$119,864	$(20)	—	$472,925

Compensation Actually Paid vs. Total Shareholder Return
As demonstrated by the following graph, the compensation actually paid to our CEO and the average compensation actually paid to the NEOs as a group (excluding our CEO) was directionally aligned with Peoples’ cumulative TSR between 2020 and 2021, between 2022 and 2023, and between 2023 and 2024, but was not directionally aligned between 2021 and 2022. The alignment between 2020 and 2021, between 2022 and 2023, and between 2023 and 2024 was due in part to the fact that a meaningful portion of compensation actually paid to our CEO and to the other NEOs was comprised of equity awards. Peoples’ strong cumulative TSR in 2021 and 2023 compared to 2020 and 2022, respectively, had the effect of increasing the relative value of the equity award component of compensation actually paid for 2021 and 2023. Likewise, the reduction in Peoples’ cumulative TSR in 2024 compared to 2023 had the effect of decreasing the value of the equity award component of compensation actually paid for 2024. The lack of alignment between 2021 and 2022 was due to the fact that Peoples’ cumulative TSR in 2022 did not reflect the strong improvement in the financial performance measures in 2022 that drove executive compensation that year, a trend similarly impacting the stock prices of the Peer Group and other financial institutions. Although the value of the equity awards component of compensation actually paid for 2022 declined as a result of the lower cumulative TSR, the reduction was more than offset by the increased amount of compensation driven by the improved financial performance measures listed above.

Compensation Actually Paid vs. Net Income
As demonstrated by the following graph, the amount of compensation actually paid to our CEO and the average amount of compensation actually paid to the NEOs as a group (excluding our) was directionally aligned with Peoples’ net income for four of the five years presented. While Peoples does not use net income as a specific performance measure in its executive compensation program, the measure of net income is correlated with the measures of PTPP EPS, PTPP ROAA and the efficiency ratio, which Peoples does use in setting performance goals for executive compensation.

Compensation Actually Paid vs. Company Selected Measure
As demonstrated by the following graph, the amount of compensation actually paid to our CEO and the average amount of compensation actually paid to the other NEOs (excluding our CEO) was directionally aligned with Peoples’ PTPP EPS over four of the five years presented.

Total Shareholder Return Vs Peer Group
As demonstrated by the following graph, Peoples cumulative TSR in each of 2020, 2021, 2022, and 2024 fell short of that of the peer group used for benchmarking executive compensation, and Peoples' cumulative TSR in 2023 greatly exceeded that of the peer group.

Total Shareholder Return Amount	$ 99.02	126.29	94.87	101.62	82.73
Peer Group Total Shareholder Return Amount	116.93	96.15	110.57	114.42	84.43
Net Income (Loss)	$ 117,205,000	$ 113,393,000	$ 101,292,000	$ 47,555,000	$ 34,767,000
Company Selected Measure Amount | $ / shares	3.31	5.06	4.48	2.63	3.49
Additional 402(v) Disclosure	Cumulative total shareholder return (“TSR”) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period (determined in accordance with Item 402(v) of SEC Regulation S-K), assuming dividend reinvestment, and the difference between Peoples’ common share price at the end and the beginning of the measurement period by Peoples’ common share price at the beginning of the measurement period.The dollar amounts reported represent the amount of net income reported in Peoples’ audited financial statements for the applicable year.As defined in the section “EXECUTIVE COMPENSATION: COMPENSATION DISCUSSION AND ANALYSIS” beginning on page 42 of this Proxy Statement.In accordance with Item 402(v) of Regulation S-K, Peoples is providing the following descriptions of the relationships between information presented in the “Pay Versus Performance Table.
Measure:: 1
Pay vs Performance Disclosure
Name	Pre-Tax/Pre-Provision Return on Average Assets (“PTPP ROAA”)
Measure:: 2
Pay vs Performance Disclosure
Name	Efficiency Ratio
Measure:: 3
Pay vs Performance Disclosure
Name	Pre-Tax/Pre-Provision Diluted Earnings Per Common Share (“PTPP EPS”)
Measure:: 4
Pay vs Performance Disclosure
Name	Net Charge-Offs as a Percentage of Average Total Loans
Charles Sulerzyski [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,739,268	$ 2,062,774	$ 1,877,419	$ 1,461,456	$ 1,227,156
PEO Actually Paid Compensation Amount	$ 1,788,531	2,321,704	1,815,682	1,623,660	1,057,809
PEO Name	Mr. Sulerzyski
Tyler Wilcox [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,194,056
PEO Actually Paid Compensation Amount	$ 1,243,137
PEO Name	Mr. Wilcox
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(740,969)	(573,973)	(469,493)	(226,971)	(238,795)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	839,313	832,903	407,756	389,175	69,448
PEO | Charles Sulerzyski [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(580,987)
PEO | Charles Sulerzyski [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	630,250
PEO | Tyler Wilcox [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(159,982)
PEO | Tyler Wilcox [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	209,063
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	(10)	(8)	(20)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(92,241)	(321,233)	(92,104)	(37,477)	(120,988)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 104,254	$ 431,252	$ 70,408	$ 95,792	$ 119,864